EMPLOYEE BENEFIT PLANS (Summarized Information for Defined Benefit Retirement Income and Healthcare Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Change in plan assets:
Fair value of assets at end of year	$ 432	$ 408
Retirement Income [Member]
Change in benefit obligations:
Projected benefit obligation at beginning of year	612	646
Service cost	3	4	0
Interest cost	27	24	29
Actuarial (gain) loss	47	(27)
Plan amendments	0	0
Translation and other adjustment	(6)	0
Benefits paid	(42)	(35)
Projected benefit obligation at end of year	641	612	646
Change in plan assets:
Fair value of assets at beginning of year	408	394
Actual return on plan assets	51	37
Employer contributions nonqualified plans	15	12
Benefits paid	(42)	(35)
Fair value of assets at end of year	432	408	394
Accrued benefit cost, net funded status	(209)	(204)
Amounts recognized in the balance sheet consist of:
Pension benefit assets	2	0
Current accrued benefit liability	(14)	(17)
Non-current accrued benefit liability	(197)	(187)
Accrued benefit cost, net	(209)	(204)
Retirement Health Care [Member]
Change in benefit obligations:
Projected benefit obligation at beginning of year	51	63
Service cost	1	1	1
Interest cost	2	2	3
Actuarial (gain) loss	(2)	(9)
Plan amendments	(2)	(5)
Translation and other adjustment	0	0
Benefits paid	(1)	(1)
Projected benefit obligation at end of year	49	51	63
Change in plan assets:
Fair value of assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions nonqualified plans	1	1
Benefits paid	(1)	(1)
Fair value of assets at end of year	0	0	0
Accrued benefit cost, net funded status	(49)	(51)
Amounts recognized in the balance sheet consist of:
Pension benefit assets	0	0
Current accrued benefit liability	(4)	(4)
Non-current accrued benefit liability	(45)	(47)
Accrued benefit cost, net	$ (49)	$ (51)